Reverse Recapitalization - Additional Information (Details)			6 Months Ended	12 Months Ended
		Feb. 26, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) shares	Jan. 31, 2021 shares	Jan. 31, 2020 shares	Jan. 31, 2019 shares
Common stock, shares issued			322,170,484	22,961,032	11,918,418
Common stock, shares outstanding			322,170,484	22,961,032	11,918,418
Number of share options exercised during the current period.			3,292,219	11,042,592	4,830,469	3,853,935
Common stock remain reserved for oustanding			118,724,904	266,494,345	227,825,043
Stockholders equity exchange ratio		0.9966
Temporary Equity, shares outstanding			0	182,934,257	160,583,203	157,948,553
Merger and PIPE financing shares	[1]		60,746,989
Merger and PIPE financing | $			$ 511,646,000
Transaction costs | $			36,500,000
Adjustments to additional paid in capital, decrease for cost recognition | $			29,500,000
Offering costs expensed | $			7,000,000.0
Merger Agreement [Member]
Business acquisition, share price (in Dollars per share) | $ / shares		$ 10.00
SponsorMember | Private Placement Warrants [Member]
Debt instrument convertible into warrants | $		$ 1,000,000
Conversion price per warrants | $ / shares		$ 1.50
Due to related party | $		$ 1,500,000
Switchback Public Stockholders [Member]
Stocks redeemed value | $			300,000
PIPE Financing [Member]
Proceeds from business Combination | $			$ 225,000,000.0
Switchback [Member]
Stock surrended During Period, Shares			(984,706)
Cash held in trust account | $			$ 286,600,000
Switchback [Member] | Founder Earn Back Triggering Event [Member]
Share transfer, trigger price price per share. | $ / shares		$ 12.00
Number of consecutive trading days for determining share price		10 days
Number of trading days for determining share price.		20 days
Threshold number of trading days for determining share price from date of business combination		5 years
Switchback [Member] | Subscription Agreement [Member] | PIPE Financing [Member]
Initial public offering shares (in Shares)		22,500,000
Public share price (in Dollars per share) | $ / shares		$ 10.00
Initial public offering gross proceeds | $		$ 225,000,000.0
Legacy Charge Point [Member]
Common stock, shares outstanding		217,761,738
Legacy Charge Point [Member] | Series H-1 [Member]
Temporary Equity, shares outstanding		22,427,306
Preferred stock, conversion basis		one-to-one basis
Convertible preferred stock, shares issued upon conversion		1,026,084
Preferred stock, amount of preferred dividends in arrears | $		$ 21,100,000
Legacy Charge Point [Member] | Series H [Member]
Temporary Equity, shares outstanding		160,925,957
Preferred stock, conversion basis		one-to-one basis
Legacy Charge Point [Member] | Series G [Member]
Temporary Equity, shares outstanding		160,925,957
Preferred stock, conversion basis		one-to-one basis
Legacy Charge Point [Member] | Series F [Member]
Temporary Equity, shares outstanding		160,925,957
Preferred stock, conversion basis		one-to-one basis
Legacy Charge Point [Member] | Series E [Member]
Temporary Equity, shares outstanding		160,925,957
Preferred stock, conversion basis		one-to-one basis
Legacy Charge Point [Member] | Series D [Member]
Temporary Equity, shares outstanding		160,925,957
Preferred stock, conversion basis		one-to-one basis
Legacy Charge Point [Member] | Series C [Member]
Temporary Equity, shares outstanding		45,376
Preferred stock, conversion basis		1:73.4403
Legacy Charge Point [Member] | Series B [Member]
Temporary Equity, shares outstanding		130,590
Preferred stock, conversion basis		1:42.9220
Legacy Charge Point [Member] | Series A [Member]
Temporary Equity, shares outstanding		29,126
Preferred stock, conversion basis		1:48.2529
Charge Point Common Stock [Member] | Switchback [Member]
Common stock, shares issued		217,021,368
Common stock, shares outstanding		217,021,368
Number of share options exercised during the current period.		68,896,516
Common stock remain reserved for oustanding		68,896,516
Charge Point Common Stock [Member] | Switchback [Member] | Merger Agreement [Member]
Business acquisition, share price (in Dollars per share) | $ / shares		$ 10.00
Founder Shares [Member] | Switchback [Member]
Stock surrended During Period, Shares		984,706
Founder Earn Back Shares [Member] | Switchback [Member]
Number of founder shares forfeited		900,000

[1]	This includes 900,000 contingently forfeitable Founder Earn Back Shares pending the occurrence of the Founder Earn Back Triggering Event, which was met on March 12, 2021